Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Components of Provision (Benefit) for Income Taxes

The following table is a summary of the components of the provision (benefit) for income taxes.

	Year Ended December 31,
	2012	2011	2010
	(Dollars in thousands)
Current:
Federal	$37,254	$33,360	$15,696
State	4,489	4,982	2,723

Total current	41,743	38,342	18,419

Deferred:
Federal	(6,384)	10,230	6,895
State	(1,424)	1,636	1,300

Total deferred	(7,808)	11,866	8,195

Provision for income taxes	$33,935	$50,208	$26,614

Reconciliation Between Statutory Federal Income Tax Rate and Effective Income Tax Rate

The reconciliation between the statutory federal income tax rate and effective income tax rate is as follows:

	Year Ended December 31,
	2012	2011	2010

Statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in taxes resulting from:
State income taxes, net of federal benefit	1.8	2.8	2.9
Effect of tax-exempt interest income	(5.0)	(3.8)	(7.2)
Effect of BOLI and other tax-exempt income	(0.8)	(0.5)	(0.8)
Other, net	(0.4)	(0.4)	(0.5)

Effective income tax rate	30.6%	33.1%	29.4%

Types of Temporary Differences Between Tax Basis of Assets and Liabilities

The types of temporary differences between the tax basis of assets and liabilities and their financial reporting amounts that give rise to deferred income tax assets and liabilities and their approximate tax effects are as follows:

	December 31,
	2012	2011
	(Dollars in thousands)
Deferred tax assets:
Allowance for loan and lease losses	$14,939	$15,148
Stock-based compensation	1,831	1,435
Deferred compensation	1,767	1,429
Foreclosed assets	3,080	5,644

Gross deferred tax assets	21,617	23,656

Deferred tax liabilities:
Accelerated depreciation on premises and equipment	13,940	9,562
Investment securities AFS	6,959	6,020
Deferred gains on FDIC-assisted acquisitions	8,810	22,991
Other, net	799	950

Gross deferred tax liabilities	30,508	39,523

Net deferred tax assets (liabilities)	$(8,891)	$(15,867)